Property, plant and equipment	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Property, plant and equipment
Property, plant and equipment
Property, plant and equipment include:

	Leasehold improvements	Plant and equipment	IT and office equipment	Total
	(in thousands)
Cost:
At January 1, 2016	$1,299	$25,167	$4,365	$30,831
Additions	34	2,549	78	2,661
Disposals	—	(345)	(643)	(988)
Exchange difference	(30)	(221)	(51)	(302)
At December 31, 2016	1,303	27,150	3,749	32,202
Additions	9	2,979	58	3,046
Disposals	(87)	(4,327)	(81)	(4,495)
Exchange difference	17	111	35	163
At December 31, 2017	1,242	25,913	3,761	30,916
Additions	34	2,248	80	2,362
Disposals	(30)	(70)	(203)	(303)
Reclassification	14	—	(14)	—
Exchange difference	(7)	(64)	(16)	(87)
At December 31, 2018	$1,253	$28,027	$3,608	$32,888
Depreciation and impairment:
At January 1, 2016	578	18,966	4,171	23,715
Depreciation charge for the year	214	2,678	189	3,081
Disposals	—	(346)	(641)	(987)
Exchange difference	(9)	(140)	(117)	(266)
At December 31, 2016	783	21,158	3,602	25,543
Depreciation charge for the year	226	2,405	129	2,760
Disposals	(87)	(4,327)	(81)	(4,495)
Reclassification	275	326	(601)	—
Exchange difference	16	60	40	116
At December 31, 2017	1,213	19,622	3,089	23,924
Depreciation charge for the year	188	2,705	167	3,060
Disposals	(18)	(70)	(203)	(291)
Reclassification	(418)	—	418	—
Exchange difference	(8)	(55)	(13)	(76)
At December 31, 2018	$957	$22,202	$3,458	$26,617
Net book value:
At January 1, 2016	$721	$6,201	$194	$7,116
At December 31, 2016	520	5,992	147	6,659
At December 31, 2017	29	6,291	672	6,992
At December 31, 2018	$296	$5,825	$150	$6,271